Consolidated Statements of Operations - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 213,974	$ 39,657
Loss from operations	(213,974)	(39,657)
Interest income	28,458	10,751
Change in fair value of warrants	445,665	(11,211,642)
Transaction costs		(1,021,001)
Total other income/(expense)	474,123	(12,221,892)
Net income (loss)	$ 260,149	$ (12,261,549)
Common Class A [Member]
Weighted average ordinary shares outstanding, basic and diluted	16,377,622	16,377,622
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.00
Common Class B [Member]
Weighted average ordinary shares outstanding, basic and diluted	4,094,406	3,827,271 [1]
Basic and diluted net loss per ordinary share	$ 0.06	$ (3.20)

[1]	Excludes up to 218,094 Class B ordinary shares that were forfeited to the Company for no consideration due to the over-allotment option expiring unused on January 7, 2021. (See Note 4)